Employee Benefits	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Note 16 - Employee Benefits
Note 16 - Employee Benefits

A.	Composition

Composition of employee benefits:

As of December 31
2024	2023
$ millions	$ millions

Fair value of plan assets	444	453
Termination benefits	(54)	(64)
Defined benefit obligation	(605)	(653)
	(215)	(264)

Composition of fair value of the plan assets:

As of December 31
2024	2023
$ millions	$ millions

Equity instruments
With quoted market price	119	138
Without quoted market price	31	38
	150	176
Debt instruments
With quoted market price	194	240
Without quoted market price	76	13
	270	253
Deposits with insurance companies	24	24

	444	453

B.	Severance Pay

1.	Israeli companies

The labor laws in Israel require the Company to pay severance pay to employees who were dismissed or have retired (including those who left the Company in other specific circumstances). The liability for the payment of severance pay is calculated according to the labor agreements in effect on the basis of salary components which, in the opinion of Company management, create an obligation to pay severance pay.

The Company has two severance pay plans: one plan according to the provisions of section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan; and the other for employees to whom section 14 does not apply, which is accounted for as a defined benefit plan. The Company’s liability in Israel for the payment of severance pay to employees is mostly covered by current deposits in the names of the employees in recognized pension and severance pay funds, and by the acquisition of insurance policies, which are accounted for as plan assets.

2.	Certain subsidiaries outside Israel

In countries wherein subsidiaries operate that have no law requiring payment of severance pay, the subsidiaries have not recorded a provision in the financial statements for possible eventual future severance payments to employees, except in cases where part of the activities of the enterprise is discontinued and, as a result, the employees are dismissed.

C.	Pension and Early Retirement

(1)
Some of the Company’s employees in and outside of Israel have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.

(2)
Some subsidiaries have signed plans with funds – and with a pension fund for some of the employees – under which such subsidiaries make current deposits with that fund which releases them from their liability for making pension payments under the labor agreements to their employees upon reaching a retirement age. The amounts funded are not reflected in the statements of financial position, since they are not under the control and management of the subsidiaries.

D.	Post-employment retirement benefits

Some of the Company retirees receive, aside from the pension payments from a pension fund, benefits that are primarily holiday gifts and paid vacations. The company’s liability for these costs accrues during the employment period. The Company includes in its financial statements the projected costs in the post-employment period according to an actuarial calculation.

E.	Movement in net defined benefit obligation and in its components:

Fair value of plan assets (*)		Defined benefit obligation		Defined benefit obligation, net
2024	2023	2024	2023	2024	2023
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as of January 1	453	432	(653)	(664)	(200)	(232)
Income (costs) included in profit or loss:
Current service costs	-	-	(13)	(15)	(13)	(15)
Interest income (expenses)	21	20	(31)	(31)	(10)	(11)
Past service cost	-	-	1	(1)	1	(1)
Effect of movements in exchange rates, net	(1)	(6)	2	10	1	4
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	-	-	38	24	38	24
Other actuarial gains	(5)	8	-	-	(5)	8
Change with respect to translation differences, net	(6)	12	11	(15)	5	(3)
Other movements:
Benefits received (paid)	(24)	(19)	40	39	16	20
Employer contribution	6	6	-	-	6	6
Balance as of December 31	444	453	(605)	(653)	(161)	(200)

(*) The actual return on plan assets in 2024 is $16 million, compared with $28 million in 2023.

F.	Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2024	2023	2022
%	%	%

Discount rate as of December 31	5.2	4.9	4.7
Future salary increases	3.6	3.6	3.9
Future pension increase	2.5	2.6	2.8

G.	Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonably possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2024
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions

Significant actuarial assumptions
Salary increases	(7)	(3)	3	7
Discount rate	26	13	(13)	(26)
Mortality table	12	6	(6)	(12)

The assumptions regarding the future mortality rates are based on published statistics and accepted mortality tables.

H.	The Effect of the plans on the Company's future cash flows

The expenses recorded in respect of defined contribution plans in 2024 are $39 million (compared with $38 million in 2023).

The Company estimates that the expected deposits in 2024 to fund defined benefit plans are about $9 million.

As of December 31, 2024, the Company estimates that the life of the defined benefit plans, based on a weighted average, is about 10 years compared to 11 years weighted average in 2023.

I.	Long-term incentive plan

(1)
At the general meeting of shareholders held on March 6, 2025, the shareholders approved a new three-year equity grant for the years 2025-2027 in the form of about 4.3 million non-marketable and non-transferable options for no consideration, under the Company’s 2024 Equity Plan, to the newly appointed ICL's CEO and Chairman of the Board. The aggregate fair value at the grant dates is about $7 million. For further information, see Note 19.

(2)
On April 3, 2024, and April 4, 2024, the Company’s HR & Compensation Committee and the Board of Directors, respectively, approved a new three-year equity grant for the years 2024-2026 in the form of about 12 million non-marketable and non-transferable options for no consideration to officers and senior managers. For further information, see Note 19.

(3)
In November 2021, Company's HR & Compensation Committee and the Board of Directors approved a new Cash LTI plan, according to which, other senior managers will be awarded a cash incentive in 2025, the fair value at the grant date is about $37 million. The grant was subject to achievement of certain financial targets over the three years 2022-2024 and affected by the change in share price.